Technology platform-based income - Summary of Remaining Performance Obligations of Long Term Contracts (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transaction price allocated to remaining performance obligations [line items]
Aggregate amount of the transaction price allocated to long-term contracts that are partially or fully unsatisfied at the end of the year	¥ 18,911,239	¥ 30,764,730
Expected to be recognized within one year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Aggregate amount of the transaction price allocated to long-term contracts that are partially or fully unsatisfied at the end of the year	11,330,057	20,908,676
Expected to be recognized in one to two years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Aggregate amount of the transaction price allocated to long-term contracts that are partially or fully unsatisfied at the end of the year	5,643,999	8,131,102
Expected to be recognized over two years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Aggregate amount of the transaction price allocated to long-term contracts that are partially or fully unsatisfied at the end of the year	¥ 1,937,183	¥ 1,724,952